Income Taxes	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Income Taxes

Note 15 - Income Taxes

A.	Deferred tax balances:

Tax balances presented in the statement of financial position:

	As of December 31
	2022	2021
	USD in thousands	USD in thousands
Current tax assets (liabilities):
Current tax assets	286	267
Current tax liabilities	(6,225)	(1,482)
Total current tax assets (liabilities)	(5,939)	(1,215)

Non-current tax assets (liabilities):
Deferred tax assets	4,683	21,864
Deferred tax liabilities	(14,133)	(12,411)
Total non-current tax assets (liabilities)	(9,450)	9,453

The composition of deferred tax assets (liabilities) is specified below:

	Balance as of January 1 2022	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(7,227)	(8,627)	1,234	(14,620)
IFRS 16 – Leases	1,389	(400)	(144)	845
Financial instruments	6,447	846	(12,849)	(5,556)
Contractual asset in respect of concession arrangements	(19,725)	744	2,258	(16,723)
Deferred borrowing costs	(601)	(311)	85	(827)
Contingent consideration	574	(2,193)	35	(1,584)
Others	758	(3,111)	(1,031)	(3,384)
Total	(18,385)	(13,052)	(10,412)	(41,849)

Unused losses and tax benefits:
Tax losses	27,838	8,170	(3,609)	32,399
	27,838	8,170	(3,609)	32,399

Total	9,453	(4,882)	(14,021)	(9,450)

The composition of deferred tax assets (liabilities) is specified below: (Cont.)

	Balance as of January 1 2021	Recognized in the statement of income	Other comprehensive income	Recognized in equity	Initial consolidation	Balance as of December 31 2021
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(4,202)	(2,892)	(248)	-	115	(7,227)
IFRS 16 – Leases, net	611	729	49	-	-	1,389
Financial instruments	2,912	(605)	4,140	-	-	6,447
Contractual asset in respect of
concession arrangements	(20,039)	954	(640)	-	-	(19,725)
Deferred borrowing costs	(2,060)	1,472	(13)	-	-	(601)
Contingent consideration	-	553	21	-	-	574
Others	(1,224)	(245)	2,227	-	-	758
Total	(24,002)	(34)	5,536	-	115	(18,385)

Unused losses and tax benefits:
Tax losses	29,305	(2,366)	899	-	-	27,838
Tax benefit in respect of issuance costs	-	(872)	-	872	-	-
	29,305	(3,238)	899	872	-	27,838

Total	5,303	(3,272)	6,435	872	115	9,453

Deferred tax assets and liabilities are presented offset when the Company has a legally enforceable right to offset current tax assets against current tax liabilities, and when they pertain to income taxes levied by the same tax authority, and the Company intends to settle the current tax assets and liabilities on a net basis.

B.	Amounts for which deferred tax assets were not recognized:

The calculation of deferred taxes does not include taking into account the taxes which would have applied in case of realization of investments in investee companies, since the Group intends to hold and develop them. Additionally, deferred taxes are not taken into account in respect of profit distributions from Israeli companies, due to the fact that dividends from Israeli companies are not taxable, The total cumulative distributable profit and/or the realization of the investment in those companies amounted to approximately USD 19 million as of December 31, 2022.

C.	Total expenses (income) from income taxes which were recognized in the statement of income:

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Current taxes:
Current tax expenses	8,061	2,422	1,163
Prior year taxes	-	-	1,971
Total current taxes	8,061	2,422	3,134

Deferred taxes:
Deferred tax expenses (income) in respect of the
creation and reversal of temporary differences	13,052	34	(2,105)
Income (expenses) from the creation of deferred
taxes in respect of losses and unused tax benefits	(8,170)	3,238	(8,869)
Prior year taxes	-	-	(4,513)
Total deferred taxes	4,882	3,272	(15,487)

Total expenses (income) from income taxes	12,943	5,694	(12,353)

D.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense

Presented below is an adjustment between the tax amount which would have applied had all of the income and expenses, profit and loss in the statement of income been taxable according to the statutory tax rate, and the amount of income tax which was carried to the statement of income:

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Profit (loss) before income taxes from continuing operations	51,056	27,369	(53,388)
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	11,743	6,295	(12,279)

Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(896)	(531)	846
Different tax rate of foreign subsidiaries	(1,644)	(2,370)	(839)
Non-deductible expenses	3,150	1,853	2,358
Exempt income	(1,170)	(354)	(7)
Losses and benefits for tax purposes for which tax assets were not created in the past, for which deferred taxes were
recognized during the reporting period	-	-	(38)
Utilization of tax losses and benefits from prior years	310	179	128
Adjustments due to changes in tax rates	-	-	(5)
Temporary difference in respect of subsidiaries for which
deferred taxes were not recognized	1,270	631	(257)
Change in taxes in respect of previous years	143	(77)	(2,541)
Others	37	68	281
Total income taxes from continuing operations as
presented in profit or loss	12,943	5,694	(12,353)

E.	Carryforward losses

The Company’s balance of carryforward losses as of December 31, 2022 was approximately USD 153 million; Deferred taxes were not created in respect of a loss in the amount of USD 3 million.

F.	Details regarding the Group’s tax environment

(1)	Presented below are the tax rates which were relevant to the Group’s activity in Israel during the years 2021-2022:
2021 - 23%
2022 - 23%

(2)	Taxation of subsidiaries outside of Israel:

Subsidiaries which are incorporated outside of Israel are assessed according to the tax laws in the countries where they are domiciled. The main tax rates which applied to the main subsidiaries incorporated outside of Israel are:

•	Entities incorporated in Croatia: The corporate tax rate which applies to the Company’s activity in Croatia is 18%.
•	Entities incorporated in Serbia: The corporate tax rate which applies to the Company’s activity in Serbia is 15%.
•	Entities incorporated in Hungary: The corporate tax rate which applies to the Company’s activity in Hungary is 9%.
•	Entities incorporated in Sweden: The corporate tax rate which applies to the Company’s activity in Sweden is 20.6%.
•	Entities incorporated in Kosovo: The corporate tax rate which applies to the Company’s activity in Kosovo is 10%.
•	Entities incorporated in Spain: The corporate tax rate which applies to the Company’s activity in Spain is 25%.
•	Entities incorporated in the United States: The federal tax rate is 21%, and the state tax rate depends on the project’s location.

(3)	Measurement of results for income tax purposes:

IFRS’s differ from generally accepted accounting principles in Israel, and accordingly, the preparation of financial statements in accordance with IFRS’s may reflect a financial position, operating results and cash flows which differ significantly from those which are presented according to generally accepted accounting principles in Israel, and taxation principles in Israel.

A.
In the calculation of the tax provision and current tax expenses of the projects Mivtachim and Talmei Bilu, the Company does not apply Accounting Standard 33 - Service Concession Arrangements, but rather Accounting Standard 27 - Fixed Assets, and claims depreciation expenses in respect of the facilities, in accordance with the Income Tax Regulations (Depreciation), 1941.

B.
The Company deducts financing, general and administrative expenses in respect of the acquisition of projects for the production of electricity, which are incorporated in the subsidiaries, in their entirety.

C.
notwithstanding that stated in Note 2O(9), regarding the non-recognition of interest expenses in the statement of income in respect of capital notes which were given to consolidated companies, the Group recognizes interest expenses, in accordance with the terms of the deed, in the calculation of the investees’ taxable income for income tax purposes.

(4)
The Company has final tax assessments up to and including the tax year 2018. On March 22, 2021, the Company signed an assessment agreement for the years 2014-2018 vis-à-vis the tax authorities, the main terms of which are described below:

•	The Halutziot and medium rooftop projects will be taxed based on Accounting Standard 33 - “Service Concession Arrangements”.
•	The amortization of excess cost which was created when purchasing of shares of Mivtachim and Talmei Bilu through Tlamim partnership will not be deductible.
•	Tax payment in the amount of approximately NIS 6.5 million in respect of previous years.
•
In 2020, the Company recognized tax income in the amount of approximately NIS 9 million, due to the release of a tax reserve which was created in respect of the gains of a financial asset from 2013, and which, in light of the assessment arrangement, is not expected to be reversed.